PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
13.	PROPERTY, PLANT AND EQUIPMENT

	Works in progress	Automatic switching equipment	Transmission and other equipment (i)	Infrastructure	Buildings	Other assets	Total
Cost of PP&E (gross amount)
Balance at 2016	2,413,770	19,974,446	56,720,433	27,568,591	4,311,533	5,866,031	116,854,804

Additions	4,661,570	2,060	375,050	268,931	17,906	55,614	5,381,131
Write-offs	(93,922)	(2,235)	(19,656)	(666,885)	(821)	(31,193)	(814,712)
Transfers	(3,547,305)	33,016	1,875,594	1,170,165	141,666	326,864	—

Balance at 2017	3,434,113	20,007,287	58,951,421	28,340,802	4,470,284	6,217,316	121,421,223

Additions	5,117,872	487	372,138	388,988	10,721	39,471	5,929,677
Write-offs	(47,465)	(1,827)	(53,374)	(601,842)	(4,660)	(3,567)	(712,735)
Transfers	(5,152,907)	68,518	2,672,783	2,214,139	(15,168)	212,635	—

Balance at 2018	3,351,613	20,074,465	61,942,968	30,342,087	4,461,177	6,465,855	126,638,165

Accumulated depreciation
Balance at 2016		(18,267,700)	(43,324,619)	(21,665,423)	(2,547,638)	(4,969,592)	(90,774,972)

Depreciation expenses		(338,003)	(2,175,732)	(1,158,457)	(96,940)	(396,589)	(4,165,721)
Write-offs		1,158	18,610	558,879	817	23,458	602,922
Transfers		—	(473)	(625)	(84,895)	85,995	2

Balance at 2017		(18,604,545)	(45,482,214)	(22,265,626)	(2,728,656)	(5,256,728)	(94,337,769)

Depreciation expenses		(299,925)	(2,271,906)	(1,253,099)	(95,679)	(408,379)	(4,328,988)
Write-offs		1,834	48,582	443,347	1,542	2,085	497,390
Transfers		(36)	(151)	(353)	33,568	(33,028)	—

Balance at 2018		(18,902,672)	(47,705,689)	(23,075,731)	(2,789,225)	(5,696,050)	(98,169,367)

Property, plant and equipment, net
Balance at 2016	2,413,770	1,706,746	13,395,814	5,903,168	1,763,895	896,439	26,079,832

Balance at 2017	3,434,113	1,402,742	13,469,207	6,075,176	1,741,628	960,588	27,083,454

Balance at 2018	3,351,613	1,171,793	14,237,279	7,266,356	1,671,952	769,805	28,468,798

Annual depreciation rate (average)		11%	10%	8%	8%	12%

(i)	Transmission and other equipment includes transmission and data communication equipment.

Additional disclosures

Pursuant to ANATEL’s concession agreements, all property, plant and equipment items capitalized by the Company that are indispensable for the provision of the services granted under said agreements are considered returnable assets and are part of the concession’s cost. These assets are handed over to ANATEL upon the termination of the concession agreements that are not renewed.

As at December 31, 2018, the residual balance of the Company’s returnable assets is R$8,218,006 and consists of assets and installations in progress, switching and transmission equipment, payphones, outside network equipment, power equipment, and systems and operation support equipment.